Note 20 - Business Segments - Segment Profit or Loss (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Operating Income (Loss)	¥ 5,134,307	¥ 6,140,354	¥ 5,075,238
Intersegment Eliminations [Member]
Operating Income (Loss)	(157,254)	(136,375)	(146,048)
Network Service and Systems Integration Business [Member]
Operating Income (Loss)	3,853,960	5,127,807	4,334,946
ATM Operation Business [Member]
Operating Income (Loss)	¥ 1,437,601	¥ 1,148,922	¥ 886,340